Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Less: accumulated amortization	$ (19,883)	$ (13,798)
Intangible assets, net	61,096	60,673
Software [Member]
Intangible assets, gross	$ 35,629	26,013
Useful life years	10 years
Trademark [Member]
Intangible assets, gross	$ 45,350	$ 48,458
Useful life years	10 years